Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
Total exposures	£ 283,860	£ 294,877
Coverage Ratio	0.30%	0.30%
Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 248,211	£ 263,449
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(784)	(914)
Financial assets	(869)	(992)
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Gross write-offs (12 months)	(25)	(23)
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(69)	(70)
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(342)	(380)
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
–Stage 1
Disclosure of credit risk exposure [line items]
Total exposures	£ 259,883	£ 268,211
Coverage Ratio	0.10%	0.10%
–Stage 1 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 225,566	£ 237,869
–Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	230		£ (232)
Financial assets	(153)	(170)
–Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,389	4,870
–Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,218	23,595
Total exposures	£ 21,218	£ 23,595
Coverage Ratio	1.70%	2.00%
–Stage 2 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 20,003	£ 22,614
–Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(359)	(461)
–Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	334	330
–Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(27)	(30)
–Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,098	3,418
–Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(71)	(118)
–Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
–Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
–Stage 3
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,759	£ 3,071
Coverage Ratio	13.00%	11.80%
–Stage 3 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,642	£ 2,966
–Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(357)	(361)
–Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	36	28
–Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	716	745
Loans And Advances To Banks Category [Member] | Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	1,000	1,100
Financial assets at FVOCI | Balance sheet asset | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	9,000	8,500
Cash and balances at central banks | Balance sheet asset | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 29,900	£ 38,200
Balance sheet asset
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.30%	0.30%
Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (784)	£ (914)
Balance sheet asset | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 171,724	£ 179,887
Coverage Ratio	0.20%	0.30%
Balance sheet asset | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (421)	£ (499)
Balance sheet asset | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,759	£ 5,228
Coverage Ratio	1.40%	1.30%
Balance sheet asset | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (69)	£ (70)
Balance sheet asset | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,029	£ 17,939
Coverage Ratio	1.60%	1.90%
Balance sheet asset | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (294)	£ (345)
Balance sheet asset | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 53,699	£ 60,395
Coverage Ratio	0.00%	0.00%
Balance sheet asset | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 1
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.10%	0.10%
Balance sheet asset | –Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 230		(232)
Financial assets	(123)	£ (142)
Balance sheet asset | –Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 152,198	£ 158,782
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 156		(141)
Financial assets	(52)	£ (57)
Balance sheet asset | –Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,389	£ 4,870
Coverage Ratio	0.40%	0.40%
Balance sheet asset | –Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 25		(23)
Financial assets	(16)	£ (21)
Balance sheet asset | –Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,280	£ 13,822
Coverage Ratio	0.40%	0.50%
Balance sheet asset | –Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 49		(68)
Financial assets	(55)	£ (64)
Balance sheet asset | –Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 53,699	£ 60,395
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0		0
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 2
Disclosure of credit risk exposure [line items]
Coverage Ratio	1.60%	1.90%
Balance sheet asset | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (321)	£ (421)
Balance sheet asset | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 17,571	£ 18,866
Coverage Ratio	1.30%	1.40%
Balance sheet asset | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (223)	£ (273)
Balance sheet asset | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 330
Coverage Ratio	8.20%	9.00%
Balance sheet asset | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (27)	£ (30)
Balance sheet asset | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,098	£ 3,418
Coverage Ratio	3.40%	3.50%
Balance sheet asset | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (71)	£ (118)
Balance sheet asset | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 3
Disclosure of credit risk exposure [line items]
Coverage Ratio	12.90%	11.80%
Balance sheet asset | –Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (340)	£ (351)
Balance sheet asset | –Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,955	£ 2,239
Coverage Ratio	7.50%	7.50%
Balance sheet asset | –Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (146)	£ (169)
Balance sheet asset | –Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 36	£ 28
Coverage Ratio	71.20%	68.50%
Balance sheet asset | –Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (26)	£ (19)
Balance sheet asset | –Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 651	£ 699
Coverage Ratio	25.90%	23.40%
Balance sheet asset | –Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (168)	£ (163)
Balance sheet asset | –Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Other financial assets at amortised cost	13,700	12,600
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35,649	£ 31,428
Coverage Ratio	0.20%	0.20%
Retail mortgage offers in pipeline	£ 6,100	£ 3,300
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(85)	(78)
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 25,008	£ 22,090
Coverage Ratio	0.10%	0.20%
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (37)	£ (43)
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,278	£ 9,338
Coverage Ratio	0.60%	0.40%
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (48)	£ (35)
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,363	0
Coverage Ratio	0.00%
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0
Off-balance sheet | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 34,317	£ 30,342
Coverage Ratio	0.10%	0.10%
Off-balance sheet | –Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0		0
Financial assets	(30)	£ (28)
Off-balance sheet | –Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 24,211	£ 21,597
Coverage Ratio	0.00%	0.10%
Off-balance sheet | –Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0		0
Financial assets	(12)	£ (16)
Off-balance sheet | –Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0		0
Financial assets	0	£ 0
Off-balance sheet | –Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,743	£ 8,745
Coverage Ratio	0.20%	0.10%
Off-balance sheet | –Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0		£ 0
Financial assets	(18)	£ (12)
Off-balance sheet | –Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,363	0
Coverage Ratio	0.00%
Off-balance sheet | –Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Gross write-offs (12 months)	£ 0
Financial assets	0
Off-balance sheet | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,215	£ 981
Coverage Ratio	3.10%	4.10%
Off-balance sheet | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (38)	£ (40)
Off-balance sheet | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 745	£ 434
Coverage Ratio	3.20%	6.00%
Off-balance sheet | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (24)	£ (26)
Off-balance sheet | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 470	£ 547
Coverage Ratio	3.00%	2.50%
Off-balance sheet | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (14)	£ (14)
Off-balance sheet | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	0
Coverage Ratio	0.00%
Off-balance sheet | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0
Off-balance sheet | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 117	£ 105
Coverage Ratio	14.60%	10.40%
Off-balance sheet | –Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (17)	£ (10)
Off-balance sheet | –Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 52	£ 59
Coverage Ratio	2.60%	2.80%
Off-balance sheet | –Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Off-balance sheet | –Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 65	£ 46
Coverage Ratio	24.20%	20.20%
Off-balance sheet | –Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (16)	£ (9)
Off-balance sheet | –Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	0
Coverage Ratio	0.00%
Off-balance sheet | –Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0
Total Drawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	194,500	203,100
Total Drawn | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	20,003	22,614
Total Drawn | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (321)	£ (421)